Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

Note 10. Stockholders’ Equity

On May 10, 2023, the Company, the Company’s Board of Directors approved an amendment to the Articles of Incorporation of the Company to increase the total number of shares of Common Stock to 4,000,000,000 shares with a par value of $0.001. Each share of Common Stock when issued, shall have one (1) vote on all matters presented to the stockholders. Our Amended and Restated Articles of Incorporation also authorized 100,000,000 shares of preferred stock, par value $0.001 per share. On May 11, 2023, the Company effected a forward split. As a result, there were 3,877,282,251 shares of our Common Stock and no shares of preferred stock issued and outstanding. As of June 30,2023 and December 31, 2022, there were 3,877,282,251 shares of our Common Stock and no shares of preferred stock issued and outstanding.

Note 11. Stockholders’ Equity

On September 23, 2021, the Company, the Company’s Board of Directors approved the total number of shares of Common Stock to be 3,000,000,000 shares with a par value of $0.001. Each share of Common Stock when issued, shall have one (1) vote on all matters presented to the stockholders.

Our Amended and Restated Articles of Incorporation authorizes us to issue up to 4,000,000,000 shares of Common Stock, $0.001 par value per share, and 100,000,000 shares of preferred stock, par value $0.001 per share. On May 11, 2023, the Company effected a forward split. As a result, there were 3,877,282,251 shares of our Common Stock and no shares of preferred stock issued and outstanding. As of December 31, 2022 and 2021, there were 125,073,621 shares of our Common Stock and outstanding which was converted to 3,877,282,251 shares. As of December 31, 2022 and 2021, there were no preferred shares issued.